Consolidated Statements Of Cash Flows (USD $) In Thousands, unless otherwise specified	2 Months Ended	10 Months Ended	12 Months Ended
	Feb. 24, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities
Net (loss) income	$ 228,497
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Stock based compensation expense		3,700	0	0
Successor [Member]
Operating activities
Net (loss) income		(6,861)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization		6,631
Impairment loss on real estate assets
Stock based compensation expense		3,699
Reorganization items:
Loss (gain) on extinguishment of debt		1,392
Net changes in operating assets and liabilities:
Restricted cash		(1)
Receivables		(2,924)
Other assets		605
Accounts payable		7,706
Accrued expenses		9,778
Liabilities from real estate inventories not owned		(7,129)
Net cash provided by (used in) operating activities		49,993
Investing activities
Cash paid for acquisitions, net		(33,201)
Purchases of property and equipment		(312)
Net cash (used in) provided by investing activities		(33,513)
Financing activities
Proceeds from borrowings on notes payable		13,248
Proceeds from issuance of 8 1/2% Senior Notes		325,000
Principal payments on notes payable		(73,676)
Principal payments on Senior Secured Term Loan		(235,000)
Principal payments on Senior Subordinated Secured Notes		(75,916)
Proceeds from issuance of convertible preferred stock		14,000
Proceeds from issuance of common stock		16,000
Payment of deferred loan costs		(7,181)
Payment of preferred stock dividends		(1,721)
Noncontrolling interest contributions		15,313
Noncontrolling interest distributions		(16,004)
Net cash (used in) provided by financing activities		(25,937)
Net (decrease) increase in cash and cash equivalents		(9,457)
Cash and cash equivalents - beginning of period		80,532
Cash and cash equivalents - end of period		71,075
Supplemental disclosures:
Cash paid for professional fees relating to the reorganization		3,228
Supplemental disclosures of non-cash investing and financing activities:
Issuance of common stock related to land acquisition		10,500
Accretion of payable in kind dividends on convertible preferred stock		860
Preferred stock dividends, accrued		162
Successor [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories		30,256
Successor [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories		7,129
Predecessor [Member]
Operating activities
Net (loss) income	228,497		(192,898)	(135,455)
Adjustments to reconcile net (loss) income to net cash provided by (used in) operating activities:
Depreciation and amortization	586		3,875	3,718
Impairment loss on real estate assets			128,314	111,860
Equity in income of unconsolidated joint ventures			(3,605)	(916)
Loss on sale of fixed asset			83	122
Reorganization items:
Cancellation of debt	(298,831)
Plan implementation and fresh start adjustments	49,302
Write-off of deferred loan costs	8,258
Accrued professional fees			1,000
Loss (gain) on extinguishment of debt				(5,572)
Net changes in operating assets and liabilities:
Restricted cash			(211)	3,711
Receivables	941		4,767	(2,205)
Income tax refunds receivable				107,401
Other assets	206		(4,422)	15,898
Accounts payable	4,618		(1,522)	(4,142)
Accrued expenses	(3,851)		7,817	(3,984)
Liabilities from real estate inventories not owned	(1,250)
Net cash provided by (used in) operating activities	(17,321)		(38,651)	24,119
Investing activities
Investment in and advances to unconsolidated joint ventures				(194)
Distributions from unconsolidated joint ventures			1,435	4,183
Purchases of property and equipment			(128)	(64)
Net cash (used in) provided by investing activities			1,307	3,925
Financing activities
Proceeds from borrowings on notes payable				7,087
Principal payments on notes payable	(616)		(11,532)	(52,797)
Proceeds from reorganization	30,971
Proceeds from issuance of convertible preferred stock	50,000
Proceeds from debtor in possession financing	5,000
Principal payment of debtor in possession financing	(5,000)
Payment of deferred loan costs	(2,491)
Net cash paid for repurchase of Senior Notes				(31,268)
Noncontrolling interest contributions	1,825		6,605	6,546
Noncontrolling interest distributions	(1,897)		(8,954)	(3,913)
Net cash (used in) provided by financing activities	77,792		(13,881)	(74,345)
Net (decrease) increase in cash and cash equivalents	60,471		(51,225)	(46,301)
Cash and cash equivalents - beginning of period	20,061		71,286	117,587
Cash and cash equivalents - end of period	80,532		20,061	71,286
Supplemental disclosures:
Cash paid for professional fees relating to the reorganization	7,813		20,182
Supplemental disclosures of non-cash investing and financing activities:
Land contributed in lieu of cash for common stock	4,029
Distributions of real estate from unconsolidated joint ventures			800
Net change in real estate inventories-not owned and liabilities from inventories not owned			7,862	10,652
Note payable issued in conjunction with land acquisition			55,000
Predecessor [Member] | Real Estate Inventories-Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	(7,047)		18,151	(66,317)
Predecessor [Member] | Real Estate Inventories-Not Owned [Member]
Net changes in operating assets and liabilities:
Real estate inventories	$ 1,250